Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Machinery and laboratory equipment	153,589	231,289	36,294
Vehicles	2,588	2,812	441
Furniture and tools	10,085	15,723	2,467
Electronic equipment	32,526	48,068	7,543
Leasehold improvements	30,672	161,037	25,270
Construction in progress	1,089	27,555	4,325

	230,549	486,484	76,340
Accumulated depreciation	(119,068)	(161,046)	(25,272)

	111,481	325,438	51,068